Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 7,974.14
Interest Amount	0.00
Net Fee	$ 7,974.14
Total Fee and Interest Amount	7,974.14